Risk management - Liquidity risk and capital management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities based on contractual undiscounted payments
Minimal required level of capital ratio	8.00%
Debt	₽ 4,772	₽ 6,640
Lease liabilities	710	1,116
Trade and other payables	23,365	29,528
Customer accounts and amounts due to banks	7,635	12,337
Total	36,482	49,621
On demand
Disclosure of financial liabilities based on contractual undiscounted payments
Debt		1,549
Trade and other payables	23,365	29,528
Customer accounts and amounts due to banks	6,801	11,181
Total	30,166	42,258
Within one year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt	86	91
Lease liabilities	324	354
Customer accounts and amounts due to banks	834	1,120
Total	1,244	1,565
More than a year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt	4,686	5,000
Lease liabilities	386	762
Customer accounts and amounts due to banks		36
Total	₽ 5,072	₽ 5,798